Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Changyou 2008 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Unit Activity

Restricted Share Units	Number of Units (in thousands)	Weighted- Average Grant-Date Fair Value
Unvested at January 1, 2017	10	$14.25
Granted	—
Vested	(10)	14.25
Forfeited	—

Unvested at December 31, 2017	—

Expected to vest thereafter	—

Changyou 2014 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Activity

Options	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding at January 1, 2017	852	0.01	7.93	9,032
Granted	770	0.01
Exercised	(675)	0.01
Forfeited or expired	—

Outstanding at December 31, 2017	947	0.01	7.01	17,240

Vested at December 31, 2017	947	0.01		17,240

Exercisable at December 31, 2017	947	0.01

Note (1): The aggregate intrinsic value in the preceding table represents the difference between the closing price of $36.43 per Changyou ADS, or $18.22 per Class A ordinary share, on December 31, 2017 and the nominal exercise prices of the share options